Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net loss	$ (8,173,890)	$ (11,960,147)	$ (19,463,955)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	3,035,122	802,725	1,538,802
Depreciation and amortization	2,164,992	3,062,461	3,481,973
Provision of allowance for doubtful accounts	521,567	1,203	93,400
Gain from equity method investment	(2,773,839)
Gain from short-term investments	(132,069)	(435,105)	(1,032,444)
Deferred taxes	(357,014)	568,521	3,276,319
Loss on disposal of property and equipment	163,963	237,154	30,702
Loss from impairment of cost method investment	0	0	1,479,571
Loss from impairment of intangible assets	0	0	4,078,084
Loss from impairment of goodwill			13,463,224
Changes in assets and liabilities:
Accounts receivable, others	(8,132,005)	(3,495,881)	2,156,795
Accounts receivable, margin clients	8,933,007	(2,129,273)	(4,773,915)
Prepaid expenses and other current assets	1,131,750	471,699	321,279
Advances to employees	1,071,769	(1,051,971)
Trust bank balances held on behalf of customers	(1,181,312)	9,894,410	(9,009,643)
Restricted cash	7,143	468,367	(468,176)
Rental deposits	(273,402)	(2,796)	5,326
Guarantee deposit funds	(4,881,966)
Deferred revenue	(2,866,258)	(15,332,999)	(23,245,520)
Account payable	11,666,365	516,086	(135,763)
Accrued expenses and other current liabilities	(1,189,465)	(715,741)	(4,571,482)
Amounts due to customers for the trust bank balance held on their behalf	1,181,312	(9,894,410)	9,009,643
Income taxes payable	242,886	(47,235)	(20,662)
Net cash used in operating activities	158,656	(29,042,932)	(23,786,442)
Investing activities:
Purchase of property and equipment	(833,921)	(775,437)	(726,468)
Purchase of intangible assets	(578,624)	(2,063,361)
Acquisition of businesses (net of cash acquired of nil, $14,073 and $121,044 for the years ended December 31, 2011, 2012 and 2013, respectively)	(3,627,963)	(2,834,434)
Acquistioin of equity method investment	(21,525,608)
Proceeds from transfer of equity method investment	11,445,202
Loan given to equity method investee	(20,461,773)
Repayment of loans given to equity method investee	995,190	8,363,140
Purchase of term deposits			(19,712,865)
Proceeds from maturity of term deposits			19,903,236
Purchase of short-term investments	(83,911,858)	(28,277,746)	(40,732,106)
Proceeds from sales of short-term investments	86,716,413	36,767,023	31,562,160
Acquisition of cost method investment	(309,698)	(802,202)
Restricted cash	29,282,705	542,818	(13,511,584)
Loan receivable	994,459	8,379,638	(9,559,001)
Proceeds from disposal of fixed assets	140,942	24,556	632
Net cash (used in) provided by investing activities	7,577,511	10,960,855	(32,775,996)
Financing activities:
Proceeds from stock options exercised by employees	640	3,200	22,025
Proceeds from capital injection of noncontrolling interest	1,397,616
Proceeds from short-term loan			12,716,763
Repayment of short-term loan	(13,536,161)	(5,672,004)
Net cash provided by (used in) financing activities	(12,137,905)	(5,668,804)	12,738,788
Effect of exchange rate changes	(133,308)	15,785	1,691,264
Net decrease in cash and cash equivalents	(4,535,046)	(23,735,096)	(42,132,386)
Cash and cash equivalents, beginning of year	40,905,996	64,641,092	106,773,478
Cash and cash equivalents, end of year	36,370,950	40,905,996	64,641,092
Supplemental disclosure of cash flow information
Income taxes paid	81,188	375,107	682,776
Equity Method Investee [Member]
Investing activities:
Repayment of loans given to equity method investee	$ 10,247,235